CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 197,919	$ 161,520	$ 165,074
OTHER COMPREHENSIVE INCOME:
Change in net unrealized gains (loss) of marketable securities, net of tax	5,814	(6,174)	(1,675)
TOTAL COMPREHENSIVE INCOME	203,733	155,346	163,399
Add: Comprehensive income attributable to non-controlling interests	0	0	(103)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO INMODE LTD.	$ 203,733	$ 155,346	$ 163,296